UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Total	Share Capital	Additional Paid-in Capital	Contributed Surplus [1]	Accumulated Other Comprehensive Loss [2]	Accumulated Retained Earnings	Non-Controlling Interest
Beginning balance at Dec. 31, 2023		$ 2,602,443	$ 104,578	$ 1,691,128	$ 200,000	$ (5,072)	$ 77,035	$ 534,774
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		101,725					81,127	20,598
Dividends		(56,708)					(51,971)	(4,737)
Exercise of share options		342	17	325
Employee stock compensation		4,174		4,174
Forfeiture of employee stock compensation		(102)		(102)
Restricted stock units		0	87	(87)
Proceeds from subscription of equity interest in Gimi MS Corporation		27,278						27,278
Repurchase and cancellation of treasury shares		(14,180)	(679)				(13,501)
Other comprehensive (loss) income		(963)				(963)
Ending balance at Jun. 30, 2024		2,664,009	104,003	1,695,438	200,000	(6,035)	92,690	577,913
Beginning balance at Dec. 31, 2024		2,369,404	104,535	1,705,093	200,000	(5,743)	10,266	355,253
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		43,718					23,836	19,882
Dividends		(52,330)					(52,330)
Exercise of share options		1,808	139	1,669
Employee stock compensation		5,497		5,497
Forfeiture of employee stock compensation		(45)		(45)
Restricted stock units		0	101	(101)
Proceeds from subscription of equity interest in Gimi MS Corporation		21,020						21,020
Repurchase and cancellation of treasury shares		(102,725)	(2,500)				(100,225)
Other comprehensive (loss) income		2,089				2,089
Reacquisition of common units of Hilli LLC	[3]	(2,366)					(6,271)	3,905
Ending balance at Jun. 30, 2025		$ 2,286,070	$ 102,275	$ 1,712,113	$ 200,000	$ (3,654)	$ (124,724)	$ 400,060

[1]	Contributed Surplus is “capital” that can be returned to stockholders without the need to reduce share capital, thereby giving us greater flexibility when it comes to declaring dividends.
[2]	As at June 30, 2025 and 2024, our accumulated other comprehensive loss consisted of (i) $2.8 million and $5.0 million losses in relation to our pension and post-retirement benefit plan and (ii) $0.9 million and $1.0 million for our share of equity method investment’s comprehensive losses, respectively.
[3]	This relates to the receipt of waived dividend distribution in relation to the repurchases of the minority interests in Hilli LLC.